EATON VANCE BALANCED FUND FUND EATON VANCE INVESTMENT GRADE INCOME FUND

Supplement to Prospectuses dated May 1, 2009

The following changes are effective February 1, 2010.

1. With regard to Eaton Vance Balanced Fund,
the following replaces the second paragraph
under “Investment Grade Income Portfolio and
Large-Cap Core Research Portfolio.” in
“Management and Organization”:

Thomas H. Luster and Bernard Scozzafava are the portfolio
managers of Investment Grade Income Portfolio since
February 1, 2010. Mr. Luster has been a fixed-income
analyst and a portfolio manager at Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR.
Mr. Scozzafava has been a fixed-income analyst at Eaton
Vance since March 2006. Prior to joining Eaton Vance, Mr.
Scozzafava was a portfolio manager and credit analyst with
MFS Investment Management. Mr. Scozzafava is a Vice
President of Eaton Vance and BMR.

2. With regard to Eaton Vance Investment
Grade Income Fund, the following replaces the
fourth paragraph under “Management.” in
“Management and Organization”:

Thomas H. Luster and Bernard Scozzafava are the portfolio
managers of Investment Grade Income Portfolio since
February 1, 2010. Mr. Luster has been a fixed-income
analyst and a portfolio manager at Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR.
Mr. Scozzafava has been a fixed-income analyst at Eaton
Vance since March 2006. Prior to joining Eaton Vance, Mr.
Scozzafava was a portfolio manager and credit analyst with
MFS Investment Management. Mr. Scozzafava is a Vice
President of Eaton Vance and BMR.

January 13, 2010

4303-1/10 INVGBPS